Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of estimated fair value of stock option awards
	Year ended December 31,
	2022	2021	2020
Weighted Average Risk-free interest rate	3.41%	0.82%	0.46%
Dividend yield	-	-	-
Weighted Average Volatility factor	91.62%	91.57%	76.32%
Weighted Average Expected life of the options	5	5	6

Schedule of options granted under the existing stock-option plan
	For the year ended December 31,
	2022		2021		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of the year	2,142,547	$6.02	1,884,420	$5.52	1,625,042	$5.72
Granted	860,492	$5.49	345,500	$12.14	360,500	$4.46
Forfeited and expired	(40,730)	$6.42	(48,242)	$33.11	(63,376)	$6.26
Exercised	(22,875)	$6.49	(39,131)	$2.89	(37,746)	$2.69
Outstanding at end of the year	2,939,434	$5.85	2,142,547	$6.02	1,884,420	$5.52
Exercisable at end of the year	1,953,429	$5.55	1,613,465	$4.90	1,283,193	$5.15

Schedule of changes in nonvested shares granted
	For the year ended December 31,
	2022		2021		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at beginning of the year	529,082	$8.69	601,227	$5.93	526,351	$7.03
Granted	860,492	$5.49	345,500	$12.14	360,500	$3.86
Vested during the year	(370,839)	$7.14	(385,798)	$7.39	(249,965)	$6.07
Forfeited during the year	(32,730)	$6.43	(31,847)	$6.75	(35,659)	$6.24
Balance at end of the year	986,005	$6.46	529,082	$8.69	601,227	$5.93

Schedule of exercise prices and remaining contractual life
Exercise price	Number of options outstanding	Remaining contractual Life (in years)	Intrinsic Value of Options Outstanding	No. of options exercisable
			(in thousands)
$2.69	649,883	2.42	$811	649,883
$3.66	250,000	7.34	69	222,222
$4.68	52,250	7.25	-	27,375
$5.34	216,200	9.25	-	-
$5.34	445,792	9.88	-	69,264
$5.96	150,000	9.88		-
$6.22	634,177	4.5	-	634,177
$8.19	150,000	6.88	-	112,500
$8.23	20,000	8.88	-	5,000
$8.30	3,750	8.6	-	3,750
$9.02	40,500	7.88	-	20,250
$10.12	12,126	5.93	-	12,126
$12.21	1,816	6.24	-	1,816
$12.23	250,000	8.41	-	152,778
$14.00	60,500	8.32	-	40,333
$21.40	1,940	6.57	-	1,455
$90.16	500	1.92	-	500
	2,939,434		$880	1,953,429

schedule of information concerning restricted stock units granted
	For the year ended December 31,
	2022		2021
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	229,331	$10.08	-	$-
Granted	-	$-	236,706	$10.22
Vested	(67,458)	$9.91	-	$-
Forfeited	(4,313)	$14.67	(7,375)	$14.67
Nonvested at end of period	157,560	$10.02	229,331	$10.08

Schedule of summarizes share-based compensation expenses
	Year ended December 31,
(in thousands)	2022	2021	2020
Research & development	$876	$1,210	$401
General & administrative	1,836	1,704	269
Total	$2,712	$2,914	$670